Financial instruments - Trade and Other Receivables Reconciliation (Details)	3 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial instruments [Line Items]
Trade and other receivables		$ 652,350,000	$ 608,864,000
Battery-Grade Lithium Hydroxide Monohydrate Plant
Financial instruments [Line Items]
Production capacity, metric tons	20,000
Trade receivables, current
Financial instruments [Line Items]
Gross receivables		587,227,000	539,948,000
Trade and other receivables		586,136,000	537,552,000
Trade receivables, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(1,091,000)	(2,396,000)
Prepayments, current
Financial instruments [Line Items]
Gross receivables		46,055,000	34,521,000
Trade and other receivables		45,271,000	33,737,000
Prepayments, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(784,000)	(784,000)
Other receivables, current
Financial instruments [Line Items]
Gross receivables		19,413,000	25,712,000
Trade and other receivables		16,179,000	23,063,000
Other receivables, current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		(3,234,000)	(2,649,000)
Guarantee deposits
Financial instruments [Line Items]
Gross receivables		1,469,000	11,785,000
Trade and other receivables		1,469,000	11,785,000
Guarantee deposits | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		0	0
Other receivables, non-current
Financial instruments [Line Items]
Gross receivables		3,295,000	2,727,000
Trade and other receivables		3,295,000	2,727,000
Other receivables, non-current | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		0	0
Trade and other receivables
Financial instruments [Line Items]
Gross receivables		657,459,000	614,693,000
Trade and other receivables		652,350,000	608,864,000
Trade and other receivables | Impairment provision for doubtful receivables
Financial instruments [Line Items]
Total financial assets		$ (5,109,000)	$ (5,829,000)